Expense Example, No Redemption - R2 R5 R6 Shares - JPMorgan US Large Cap Core Plus Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	232	726	1,246	2,672	167	526	909	1,984	157	495	857	1,875